Information on Subsidiaries (Detail: Text Values) € in Billions	Dec. 31, 2025 EUR (€) entity	Dec. 31, 2024 EUR (€) entity
Information on Subsidiaries [Abstract]
Number of consolidated entities in the Group	539	521
Number of consolidated structured entities in the Group	264	229
Number of entities controlled by the Group are directly or indirectly held by the Group at 100 % of the ownership interests (share of capital)	309	328
Number of consolidated entities third parties also hold ownership interests (noncontrolling interests)	230	193
Restricted HQLA | €	€ 20.5	€ 20.5